LEASE	12 Months Ended
Dec. 31, 2025
Lease
LEASE

9. Lease

The Group has entered into various non-cancellable operating lease agreements for certain offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	For the year ended December 31,
Operating leases:	2024	2025
	RMB(000)	RMB(000)	US$(000)
Assets:
Right-of-use assets - operating lease	10,800	14,122	2,019
Liability:
Current portion of operating lease liabilities	5,843	8,093	1,157
Non-current operating lease liabilities	4,731	3,785	541
Total operating lease liabilities	10,574	11,878	1,698

The components of lease expenses were as follows:

	For the year ended December 31,
	2024	2025
Lease Cost	RMB(000)	RMB(000)	US$(000)
Amortization of right-of-use assets	9,769	8,950	1,280
Interest of operating lease liabilities	2,719	1,755	251
Expenses for short-term leases within 12 months and other non-lease component	1,281	1,204	172
Total lease cost	13,769	11,909	1,703

As of December 31, 2024 and 2025, the weighted average remaining lease term was 2.32 and 1.86 years and weighted average discount rate was 5.49% and 6.00% for the Company’s operating leases.

For the year ended December 31, 2023, 2024 and 2025, the Company recognized lease expense of RMB19,669 and RMB13,769, RMB11,909, respectively, under ASC 840.

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the year ended December 31,
	2024	2025
	RMB(000)	RMB(000)	US$(000)
Cash payments for operating leases	14,331	15,663	2,240
ROU assets obtained in exchange for operating lease liabilities	11,634	11,040	1,579

As of Dec 31, 2025, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB(000)	US$(000)
2026	10,251	1,466
2027	3,168	453
2028	1,103	158
Total future lease payments	14,522	2,077
Less: Imputed interest	2,644	379
Total lease liability balance	11,878	1,698

As of Dec 31, 2024, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB(000)	US$(000)
2025	7,849	1,075
2026	4,219	578
2027	1,321	181
Total future lease payments	13,389	1,834
Less: Imputed interest	2,815	385
Total lease liability balance	10,574	1,449